SUBSEQUENT EVENTS	6 Months Ended
Dec. 31, 2021
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

NOTE 28. SUBSEQUENT EVENTS

On January 5, 2022, the Company signed a consulting agreement (the “Agreement”) with Lintec Information Ltd (the “Consultant”). Pursuant to the Agreement, the Consultant shall serve as the Company’s investment and financial advisor for a period of one year. As the service consideration, the Company issued 1,050,000 restricted Class A Ordinary Shares to the Consultant on January 5, 2022.

On June 14, 2021, the Company and certain Purchasers entered into that certain purchase agreement, pursuant to which the Company agreed to sell to such Purchasers an aggregate of 2,800,000 Pre-Funded Warrants to purchase Class A Ordinary Shares in a registered direct offering (Note 17). On March 7, 2022, the Company received the exercise notices from the Purchasers to exercise the remaining Pre-Funded Warrant to purchase a total of 1,470,000 Class A Ordinary Shares. The Company received gross proceeds of $14,700, and all warrants under the purchase agreement were exercised and all the underlying shares were issued.

On February 28, 2022, the Company’s Compensation Committee recommends and the Board deems it is in the best interest of the Company to issue 800,000 Class B Ordinary Shares each to Mr. Shenpin Yin and Guangqiang Chen for a total grant of 1,600,000 Class B Ordinary Shares, with a fair value of $1,694,000.

On February 28, 2022, the Company granted 1,642,331 Class A shares pursuant to the Plan to the employees of the Company, at a fair value of $1,708,024, which will be vested in three years.